SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Accounting Policy [Line Items]
Liability to participant	$ 1,736,420	$ 129,520